NOTE RECEIVABLE (Details Narrative)				6 Months Ended
	Sep. 30, 2023 USD ($)	Aug. 30, 2023 USD ($)	Apr. 04, 2021 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
[custom:ForeignExchangeOfNotesReceivable]				$ (3,143)
Gain on recovery of notes receivable					$ 771,260
Note 1 [member]
IfrsStatementLineItems [Line Items]
Loans and receivables			$ 150,000
Maturity Date			Oct. 21, 2022
[custom:ForeignExchangeOfNotesReceivable]				$ 50,307
Note 1 [member] | Nonadjusting events related party payment [member]
IfrsStatementLineItems [Line Items]
Repayments of current borrowings	$ 82,500	$ 5,000